Dear Valued Client and Shareholder:

We are confident in our investment philosophy and process. Our investment strategy aims to produce exceptional returns and we believe it may produce exceptional returns over the next decade. More specifically, our core momentum growth approach attempts to find companies that are in established growth businesses both large and small. We look for businesses that have strong management teams and access to financial resources to grow their firms, and the potential to produce exceptional returns for their shareholders. Two examples of these types of companies that we have invested in are General Electric and Pepsi Bottling Group. As of March 31, 2002 the Sparrow Growth Fund had 3.56% of its net assets in General Electric and 3.45% in Pepsi Bottling Group.

With market volatility starting to settle down, it appears the U.S. economy could be entering another growth phase. Profits for the S&P 500 companies may re-accelerate in the second half of 2002 along with the stock market's performance. Aside from any major political or economic shocks, the major market averages may be much higher at year-end as compared to the beginning of the year.

We thank you for your support and we pledge to remain diligent to our investment philosophy and process in an effort to assist our clients in meeting their investment objectives. For more details on the Sparrow Growth Fund, please visit our website at www.sparrowfunds.com or you can reach us at 1-888-569-6161.


Sincerely,





Gerald R. Sparrow
President



For a prospectus and more information, including charges and expenses, call toll free 1-888-727-3301. The prospectus should be read carefully before investing. Past performance does not guarantee future results. The material contains forward-looking statements regarding the intent, beliefs, or current expectations of the author. Such forward-looking statements are not a guarantee of future performance, involve risks and uncertainties, and actual results may differ materially from those statements as a result of various factors. The views expressed are subject to change based on market and other conditions.


Distributed by Unified Financial Securities, Inc., 431 N. Pennsylvania St. Indianapolis, IN 46204. Member NASD, SIPC

Management Discussion of Fund Performance

------------------------------ ----------------------- --------------------- ---------------------------
Class A Shares*                                                               Avg. Annual Total Return
                                     Six Months            Total Return           Since Inception
                                    Total Return         Since Inception         10/4/98 - 2/28/02
                                                                                 -----------------
                                   8/31/01- 2/28/02     10/4/98 - 2/28/02
Sparrow Class A                        -0.61%                 14.06%                   3.94%
Sparrow Class A                        -6.33%                 7.50%                    2.15%
(Sales Load Adjusted)
S&P 500                                -1.67%                 15.27%                   4.26%
------------------------------ ----------------------- --------------------- ---------------------------



----------------------------- ----------------------- ------------------------ ---------------------------
Class C Shares*                                                                 Avg. Annual Total Return
                                    Six Months             Total Return             Since Inception
                                   Total Return           Since Inception          11/7/00 - 2/28/02
                                                                                   -----------------
                                   8/31/01- 2/28/02      11/7/00 - 2/28/02
Sparrow Class C                       -0.96%                  -26.69%                   -21.14%
Sparrow Class C                       -1.96%                  -26.69%                   -21.14%
  (CDSC Adjusted)
S&P 500                               -1.67%                  -17.46%                   -12.93%
----------------------------- ----------------------- ------------------------ ---------------------------

              * In compliance with SEC guidelines, these results include maximum sales charges and show returns for each of the required periods with capital gains and dividend distributions reinvested. Class C shares are sold with no initial sales charge, but are subject to a Contingent Deferred Sales Charge
(CDSC) of up to 1% if redeemed in the first year of purchase and an annual 12b-1 fee of 1.00%. Class A shares are sold with a maximum initial sales charge of 5.75%.

Date          Sparrow Growth       S&P 500 Index
Oct-4-98             $ 9,425       $10,000
Nov-30-98             10,650        11,633
Feb-28-99             12,630        12,419
May-31-99             12,290        13,099
Aug-31-99             12,611        13,328
Nov-30-99             13,534        14,063
Feb-29-00             14,618        13,876
May-31-00             13,723        14,471
Aug-31-00             16,908        15,501
Nov-30-00             13,751        13,469
Feb-28-01             12,279        12,738
May-31-01             11,741        12,944
Aug-31-01             10,826        11,722
Nov-30-01             10,740        11,824
Feb-28-02             10,749        11,527

This graph shows the value of a hypothetical initial investment of $10,000 in the Fund and the S&P 500 Index on October 4, 1998 (inception of the Fund) and held through February 28, 2002. The investment in the Fund deducts the maximum sales load, whereas there is no sales load deduction for the index. In addition, the index is an unmanaged group of stocks whose total return includes the reinvestment of any dividends and capital gain distributions, but does not reflect expenses, which have lowered the Fund's return. The Fund's return represents past performance and is not a guarantee of future results.
Date          Sparrow Growth Fund              S&P 500 Index
Nov-9-00                   10,000                10,000
Nov-30-00                   9,468                 9,645
Dec-31-00                   9,591                 9,692
Jan-31-01                   9,292                10,036
Feb-28-01                   8,422                 9,121
Mar-31-01                   7,695                 8,544
Apr-30-01                   8,227                 9,207
May-31-01                   8,045                 9,269
Jun-30-01                   8,026                 9,043
Jul-31-01                   7,805                 9,855
Aug-31-01                   7,403                 8,395
Nov-30-01                   7,338                 8,467
Feb-28-02                   7,331                 8,254

         This graph shows the value of a hypothetical initial investment of $10,000 in the Class C shares and the S&P 500 Index on November 9, 2000 (inception of the Class) and held through February 28, 2002. The investment in the Fund deducts the maximum sales load, whereas there is no sales load deduction for the index. In addition, the index is an unmanaged group of stocks whose total return includes the reinvestment of any dividends and capital gain distributions, but does not reflect expenses, which have lowered the Fund's return. The Fund's return represents past performance and is not a guarantee of future results.


The Performance tables and the graphs above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Sparrow Growth Fund
Schedule of Investments - February 28, 2002 (Unaudited)
Common Stocks - 99.1%                                                 Shares                     Value

Aircraft Engines & Engine Parts - 5.8%
United Technologies Corp.                                                  4,800             $       350,160
                                                                                            -----------------

Beverages - 6.5%
The Pepsi Bottling Group, Inc.                                            15,800                     392,630
                                                                                            -----------------

Computer Communication Equipment - 3.0%
CISCO Systems, Inc. (a)                                                   13,000                     185,510
                                                                                            -----------------

Electric Services - 4.0%
TECO Energy, Inc.                                                          9,800                     244,804
                                                                                            -----------------

Electronic & Other Electrical Equipment
  (No Computer Equipment) - 3.6%
General Electric Co.                                                       5,640                     217,140
                                                                                            -----------------

Electronic Computers - 5.1%
Apple Computer, Inc.                                                      14,390                     312,263
                                                                                            -----------------

Federal & Federally-Sponsored Credit Agencies - 5.6%
Fannie Mae                                                                 4,400                     344,300
                                                                                            -----------------

Finance Services -  5.8%
First Data Corp.                                                           4,300                     350,536
                                                                                            -----------------

Gas & Other Services Combined - 4.8%
Sempra Energy                                                             13,000                     290,160
                                                                                            -----------------

Operative Builders - 4.5%
D.R. Horton, Inc.                                                          6,825                     272,318
                                                                                            -----------------

Petroleum Refining - 3.8%
Marathon Oil Corp.                                                         8,500                     233,750
                                                                                            -----------------

Pharmaceutical Preparations - 4.2%
Pfizer, Inc.                                                               6,270                     256,819
                                                                                            -----------------

Retail-Auto & Home Supply Stores - 4.4%
AutoZone, Inc. (a)                                                         4,000                     265,440
                                                                                            -----------------

Retail-Variety Stores - 3.8%
Target Corp.                                                               5,600                     234,640
                                                                                            -----------------

Rubber & Plastics Footwear - 5.3%
NIKE, Inc.                                                                 5,500                     323,730
                                                                                            -----------------

Savings Institutions - Not Federally Chartered - 4.3%
Washington Mutual, Inc.                                                    8,000                     260,240
                                                                                            -----------------

Sparrow Growth Fund
Schedule of Investments - February 28, 2002 - continued (Unaudited)

Common Stocks - 99.1% - continued                                     Shares                     Value

Security Brokers, Dealers & Flotation Companies - 3.0%
Lehman Brothers Holdings, Inc.                                             3,290                   $ 185,885
                                                                                            -----------------

Service-Amusement & Recreation Services - 2.7%
Multimedia Games, Inc. (a)                                                 5,250                     165,742
                                                                                            -----------------

Services-Computer Programming, Data Processing, Etc. - 5.5%
Electronic Data Systems Corp.                                              5,700                     336,471
                                                                                            -----------------

Services-General Medical & Surgical Hospitals, Nec - 6.6%
Tenet Heathcare Corp.                                                      7,000                     404,250
                                                                                            -----------------

Services-Misc Health & Allied Services, Nec - 3.0%
Accredo Heath, Inc. (a)                                                    3,500                     180,775
                                                                                            -----------------

Wholesale-Groceries & Related Products - 3.8%
SYSCO Corp.                                                                7,850                     232,125
                                                                                            -----------------


TOTAL COMMON STOCKS (Cost $5,666,164)                                                              6,039,688
                                                                                            -----------------


                                                                   Principal
                                                                      Amount                     Value
Money Market Securities - 0.3%
Firstar Treasury Fund, 1.39% (b) (Cost $21,441)                       21,441                        $ 21,441
                                                                                            -----------------

TOTAL INVESTMENTS - 99.4% (Cost $5,687,605)                                                        6,061,129
                                                                                            -----------------
Other assets less liabilities - 0.6%                                                                  33,721
                                                                                            -----------------
Total Net Assets - 100.0%                                                                        $ 6,094,850
                                                                                            =================

(a) Non-Income Producing
(b) Variable rate security; the coupon rate shown represents the rate at February 28, 2002.


Sparrow Growth Fund
Statement of Assets & Liabilities
February 28, 2002 (Unaudited)
Assets
Investment in securities (cost $5,687,605)                                         $           6,061,129
Cash                                                                                                 217
Dividends receivable                                                                               5,816
Interest receivable                                                                                  212
Receivable for fund shares redeemed                                                               47,868
                                                                                      -------------------
   Total assets                                                                                6,115,242
                                                                                      -------------------

Liabilities
Payable for fund shares purchased                                                                  9,129
Accrued investment advisory fee                                                                    9,809
Accrued 12b-1 fees payable                                                                         1,454
                                                                                      -------------------
   Total liabilities                                                                              20,392
                                                                                      -------------------

Net Assets                                                                                   $ 6,094,850
                                                                                      ===================

Net Assets consist of:
Paid-in capital                                                                                7,124,644
Accumulated investment loss                                                                      (28,204)
Accumulated realized gain (loss) on investments                                               (1,375,114)
Net unrealized appreciation (depreciation) on investments                                        373,524
                                                                                      -------------------

Net Assets                                                                                   $ 6,094,850
                                                                                      ===================

Net Asset Value

Net Assets
Class A Shares:
Net asset value and redemption price per Class A share ($5,691,002 / 499,836)                    $ 11.39
                                                                                      ===================

Maximum offering price per Class A share ($11.39 / 94.25%)                                       $ 12.08
                                                                                      ===================

Class C Shares:
Net asset value and offering price per Class C share ($403,848 / 35,759)                         $ 11.29
                                                                                      ===================

Minimum redemption price per Class C share ($11.29 x 99.0%)                                      $ 11.18
                                                                                      ===================

Sparrow Growth Fund
Statement of Operations for the six months ended February 28, 2002
(Unaudited)

Investment Income
Dividend income                                                                       $         38,204
Interest income                                                                                  1,636
                                                                                        ---------------
Total Income                                                                                    39,840
                                                                                        ---------------

Expenses
Investment advisory fee                                                                         52,227
12b-1 fees [Class A  $14,026, Class C  $1,791]                                                  15,817
                                                                                        ---------------
Total operating expenses                                                                        68,044
                                                                                        ---------------

Net Investment Income (Loss)                                                                   (28,204)
                                                                                        ---------------

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                                             (320,263)
Change in net unrealized appreciation (depreciation)
   on investment securities                                                                    234,218
                                                                                        ---------------
Net realized and unrealized gain (loss) on investment securities                               (86,045)
                                                                                        ---------------
Net Increase (decrease) in net assets resulting from operations                             $ (114,249)
                                                                                        ===============


Sparrow Growth Fund
Statement of Changes in Net Assets
                                                                                Six months ended
                                                                               February 28, 2002            Year ended
                                                                                  (Unaudited)            August 31, 2001
                                                                              --------------------     --------------------
Increase (Decrease) in Net Assets
Operations
   Net investment income (loss)                                                         $ (28,204)               $ (98,291)
   Net realized gain (loss) on investment securities                                     (320,263)                (382,691)
   Change in net unrealized appreciation (depreciation)                                   234,218               (2,967,989)
                                                                              --------------------     --------------------
   Net increase (decrease) in net assets resulting from operations                       (114,249)              (3,448,971)
                                                                              --------------------     --------------------
Distributions to Shareholders
   From net investment income
    Class A                                                                                     0                        0
    Class C                                                                                     0                        0
   From net realized gain
    Class A                                                                                     0                  (10,148)
    Class C                                                                                     0                        0
                                                                              --------------------     --------------------
  Total distributions                                                                           0                  (10,148)
                                                                              --------------------     --------------------
Capital Share Transactions
   Proceeds from shares sold
    Class A                                                                               606,174                2,984,791
    Class C                                                                               104,962                  377,148
   Reinvestment of distributions
    Class A                                                                                     0                   10,113
    Class C                                                                                     0                        0
   Amount paid for shares repurchased
    Class A                                                                            (1,268,844)              (1,775,365)
    Class C                                                                               (17,191)                       0
                                                                              --------------------     --------------------
   Net increase (decrease) in net assets resulting
       from capital share transactions                                                   (574,899)               1,596,687
                                                                              --------------------     --------------------
Total Increase (Decrease) in Net Assets                                                  (689,148)              (1,862,432)
                                                                              --------------------     --------------------


   Beginning of period                                                                  6,783,998                8,646,430
                                                                              --------------------     --------------------
   End of period [Including accumulated net investment
   income (loss) of $(28,204) and $0, respectively.]                                  $ 6,094,850              $ 6,783,998
                                                                              ====================     ====================

Capital Share Transactions
  Shares sold
    Class A                                                                                55,141                  215,249
    Class C                                                                                 9,730                   27,736
  Shares issued in reinvestment of distributions
    Class A                                                                                     0                      728
    Class C                                                                                     0                        0
  Shares repurchased
    Class A                                                                              (119,655)                (133,724)
    Class C                                                                                (1,707)                       0
                                                                              --------------------     --------------------

  Net increase (decrease) from capital share transactions                                 (56,491)                 109,989
                                                                              ====================     ====================

Sparrow Growth Fund
Financial Highlights
Class A
Sparrow Growth Fund
Financial Highlights
Class A

                                                 Six months ended
                                                 February 28, 2002     Year ended            Year ended          Period ended
                                                  (Unaudited)       August 31, 2001       August 31, 2000       August 31, 1999 (a)
                                               -----------------    -----------------     -----------------    ---------------------
Selected Per Share Data
Net asset value, beginning of period                    $ 11.46              $ 17.94               $ 13.38               $ 10.00
                                               -----------------    -----------------     -----------------    ------------------
Income from investment operations
   Net investment income (loss)                           (0.06)               (0.18)                (0.30)                (0.13)
   Net realized and unrealized gain (loss)                (0.01)               (6.28)                 4.86                  3.51
                                               -----------------    -----------------     -----------------    ------------------
Total from investment operations                          (0.07)               (6.46)                 4.56                  3.38
                                               -----------------    -----------------     -----------------    ------------------
Less distributions
   From net investment income                              0.00                 0.00                  0.00                  0.00
   From net realized gain                                  0.00                (0.02)                 0.00                  0.00
                                               -----------------    -----------------     -----------------    ------------------
Total distributions                                        0.00                (0.02)                 0.00                  0.00
                                               -----------------    -----------------     -----------------    ------------------

Net asset value, end of period                          $ 11.39              $ 11.46               $ 17.94               $ 13.38
                                               =================    =================     =================    ==================

Total Return                                              (0.61)%             (36.03)%              34.08%                33.80% (b)

Ratios and Supplemental Data
Net assets, end of period                            $5,691,002           $6,467,927            $8,646,430            $5,319,057
Ratio of expenses to average net assets                   2.25% (c)            2.31%                 2.50%                 2.50% (c)
Ratio of net investment loss to
   average net assets                                    (1.01)%(c)            (1.31)%               (2.00)%              (1.03)%(c)
Portfolio turnover rate                                  44.89%              144.44%               117.57%               166.41%

(a)  For the period October 4, 1998 (commencement of operations) through August 31, 1999
(b)  For a period of less than a full year, the total return is not annualized.
(c)  Annualized


Sparrow Growth Fund
Financial Highlights
Class C
                                                     Six months ended
                                                     February 28, 2002    Period ended
                                                      (Unaudited)        August 31, 2001 (a)
                                                   -----------------    -----------------
Selected Per Share Data
Net asset value, beginning of period                        $ 11.40              $ 15.40
                                                   -----------------    -----------------
Income from investment operations
   Net investment income (loss)                               (0.08)               (0.17)
   Net realized and unrealized gain (loss)                    (0.03)               (3.83)
                                                   -----------------    -----------------
Total from investment operations                              (0.11)               (4.00)
                                                   -----------------    -----------------
Less distributions
   From net investment income                                  0.00                 0.00
   From net realized gain                                      0.00                 0.00
                                                   -----------------    -----------------
Total distributions                                            0.00                 0.00
                                                   -----------------    -----------------

Net asset value, end of period                              $ 11.29              $ 11.40
                                                   =================    =================

Total Return                                                  (0.96)%            (25.97)%(b)

Ratios and Supplemental Data
Net assets, end of period                                  $403,848             $316,071
Ratio of expenses to average net assets                       2.75% (c)            2.72% (c)
Ratio of net investment loss to
   average net assets                                        (1.39)%(c)           (1.66)%(c)
Portfolio turnover rate                                      44.89%              144.44%

(a)  For the period November 9, 2000 (commencement of operations) through August 31, 2001.
(b)  For a period of less than a full year, the total return is not annualized.
(c)  Annualized


                               Sparrow Growth Fund
                          Notes to Financial Statements
                          February 28, 2002 (Unaudited)

NOTE 1.  ORGANIZATION

     The Sparrow Growth Fund (the "Fund") was organized as a series of Sparrow Funds (the "Trust") on July 14, 1998 and commenced operations on October 4, 1998. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated July 14, 1998 (the "Trust Agreement"). The Fund's investment objective is to provide long-term capital appreciation. The Trust Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of shares of beneficial interest of separate series without par value. The Board has authorized two classes of shares: Class A shares and Class C shares. Each class is subject to different expenses and a different sales charge structure. The investment advisor to the Fund is Sparrow Capital Management, Inc. (the "Advisor")

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     Securities Valuations - Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Fund's Advisor, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, subject to review of the Board.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

     Federal Income Taxes - The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. For federal income tax purposes, dividends paid by the Fund from ordinary income are taxable to shareholders as ordinary income, but may be eligible in part for the dividends received deductions for corporations. Pursuant to the Tax Reform Act of 1986 (the "Tax Reform Act"), all distributions of net short-term capital gains to individuals are taxed at the same rate as ordinary income. Net realized gains or losses may differ for financial and tax reporting purposes for the Fund primarily as a result of losses from wash sales, which are not recognized for tax purposes until the corresponding shares are sold.

     Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

     Income dividends and capital gain distributions are automatically reinvested in additional shares at net asset value per share on the distribution date, unless the shareholder has elected to receive payment in cash.

                               Sparrow Growth Fund
                          Notes to Financial Statements
                    February 28, 2002 (Unaudited) - continued

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued



     Securities Transactions and Investment Income - Security transactions are recorded on a trade date basis. The cost of securities sold is determined using the first-in-first-out method. Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

     Contingent Deferred Sales Charges - With respect to Class A Shares, there is no initial sales charge on purchases of $1 million or more, or purchases by qualified retirement plans with at least 200 eligible employees; however, a contingent deferred sales charge ("CDSC") of 1%, based on the lower of the shares' cost or current net asset value ("NAV"), will be imposed on such purchases if the shares are redeemed within twelve months of purchase. With respect to Class C Shares, there is no initial sales charge, however, Class C Shares are subject to a CDSC of 1.00% based on the lower of the shares' cost or current NAV, if the shares are redeemed within one year of purchase. Any shares acquired by reinvestment of distributions will be redeemed without a CDSC. In determining whether a CDSC is payable, the Fund will first redeem shares not subject to any charge.

NOTE 3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     The Fund retains Sparrow Capital Management, Inc. to manage the Fund's investments. The Advisor is an independent investment counselor and registered investment advisor which, together with its affiliated minority-owned investment management firm, Buford, Dickson, Harper & Sparrow, Inc., has over $200 million of core momentum growth stock assets under management. Clients primarily include high net worth individuals and families, but also include a number of institutional clients such as pension funds. The firm was founded in 1988 and is 100% owned by the President and founder, Gerald R. Sparrow. The sole investment focus of the firm is "core momentum growth stocks" (as defined in "Principal Strategies" in the Fund's Prospectus). The investment decisions of the Fund are made by the Advisor's investment committee, which is primarily responsible for the day-to-day management of the Fund's portfolio. Officers of the Advisor are also trustees of the Fund.

     Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments and pays all of the operating expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expenses on securities sold short), Rule 12b-1 distribution expenses, fees and expenses of the non-interested person trustees and extraordinary expenses. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Advisor. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.75% of the average daily net assets of Class A shares and 1.75% of the average daily net assets of Class C shares. The Advisor may waive all or part of its fee, at any time, and at its sole discretion, but such action shall not obligate the Advisor to waive any fees in the future. For the six months ended February 28, 2002 the Advisor received a fee of $52,227 from the Fund.

     The Fund retains Unified Fund Services, Inc. ("Unified") to manage the Fund's business affairs and provide the Fund with administrative, transfer agency, and fund accounting services, including all regulatory reporting and necessary office equipment, personnel and facilities. The Fund retains Unified Financial Securities, Inc. (the "Distributor") to act as the principal distributor of the Fund's shares. The services of the administrator, transfer agent, fund accountant, and Distributor are operating expenses paid by the Advisor.

                               Sparrow Growth Fund
                          Notes to Financial Statements
                    February 28, 2002 (Unaudited) - continued

NOTE 3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES - continued

     Each class has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (each "Plan") under which each class is authorized to incur distribution expenses at a maximum annual rate of 0.50% of the average daily net assets for Class A and 1.00% of the average daily net assets for Class C, including 0.25% shareholder services fee only for Class C. The expenses may include, but are not limited to, the following: (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisors and others that are engaged in the sale of shares, or that may be advising shareholders of the Trust regarding the purchase, sale or retention of shares; (b) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to the Plans) who engage in or support distribution of shares; (c) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders of the Fund; (d) costs of formulating and implementing marketing and promotional activities, including, but not limited to, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (e) costs of preparing, printing and distributing sales literature; (f) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and (g) costs of implementing and operating the Plans. Each Plan is designed to promote the sale of shares of the Fund. For the six months ended February 28, 2002, Class A incurred 12b-1 expenses of $14,026 and Class C incurred 12b-1 expenses of $1,791.

NOTE 4.  INVESTMENT TRANSACTIONS

      For the six months ended February 28, 2002, purchases and sales of investment securities, other than short-term investments, aggregated $2,623,498 and $3,006,382, respectively. As of February 28, 2002, the gross unrealized appreciation for all securities totaled $710,907 and the gross unrealized depreciation for all securities totaled $337,383 for a net unrealized appreciation of $373,524. The aggregate cost of securities for federal income tax purposes at February 28, 2002 was $5,687,605.

NOTE 5. ESTIMATES

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 6. RELATED PARTY TRANSACTIONS

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund (or class) creates a presumption of control of the fund (or class), under Section 2(a)(9) of the Investment Company Act of 1940. As of February 28, 2002, Paul S. Herrin owned, in aggregate, 63.9% of the Class C shares of the Fund.

The Advisor, the Distributor and Sun Security Bank (the "Bank") have entered into an agreement whereby advance commissions received by the Distributor are paid to the Bank on behalf of the Advisor. For the six months ended February 28, 2002 the Distributor paid advance commissions of $3,260 to the Bank. The Advisor has reimbursed the Fund for this amount.